UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule l5Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period: January 1, 2024 through December 31, 2024.

Date of Report (Date of earliest event reported) December 31, 2024

FIRST NATIONAL FUNDING LLC

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 000-50139

Central Index Key Number of securitizer: 0001171040

Lori L. Niemeyer of First National Bank of Omaha, (402) 341-0500,

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 2, 2025

FIRST NATIONAL FUNDING LLC, as Depositor

By:	First National Funding Corporation, Managing Member

By	/s/ Lori L. Niemeyer
Lori L. Niemeyer
Senior Vice President